                    METLIFE INSURANCE COMPANY OF CONNECTICUT
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                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
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              METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE


                                  MARKETLIFE(SM)


                         SUPPLEMENT DATED JULY 12, 2007
                                     TO THE
                  PROSPECTUS DATED MAY 2, 2005, AS SUPPLEMENTED


This supplement revises certain information contained in the April 30, 2007 prospectus supplement that we sent to you. You should read and retain this supplement.

To correct a typographical error, the following expense information replaces such information in the table titled FUND FEES AND EXPENSES on page 8 of the supplement:




                                      DISTRIBUTION                     TOTAL       CONTRACTUAL FEE      NET TOTAL
                                         AND/OR                        ANNUAL       WAIVER AND/OR         ANNUAL
       FUND          MANAGEMENT      SERVICE(12b-1)      OTHER       OPERATING         EXPENSE          OPERATING
                        FEE               FEES          EXPENSES      EXPENSES      REIMBURSEMENT        EXPENSES

LEGG MASON
PARTNERS VARIABLE
EQUITY TRUST --
CLASS I

Legg Mason
Partners Variable
Investors              0.65%               --            0.07%          0.72%             --               0.72%
Portfolio +


+ Not available under all Policies. Availability depends on Policy issue date.